May 21, 2009

                          TOUCHSTONE FUNDS GROUP TRUST

                       TOUCHSTONE VALUE OPPORTUNITIES FUND

                SUPPLEMENT TO PROSPECTUSES DATED FEBRUARY 1, 2009

                       NOTICE OF PORTFOLIO MANAGER CHANGE

Stephen K. Gutch has been added as a portfolio manager to the Value Opportunities Fund, replacing Michael E. Jones. Mr. Gutch's background is located under the "Portfolio Managers" section of the February 1, 2009 prospectus.






              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.touchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                A Member of Western & Southern Financial Group(R)

               Please retain this Supplement for future reference.